Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2021
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale and liabilities directly associated with assets held for sale

25 Assets held for sale and liabilities directly associated with assets held for sale

As of December 31, 2021, assets held for sale and directly associated liabilities of €263 million (€44 million at December 31, 2020) and €124 million, respectively, related to: (i) an agreement for the sale of the entire Pakistan assets to Prime International Oil & Gas Company involving the 100% stake of the consolidated companies Eni AEP Ltd, Eni Pakistan Ltd, Eni Pakistan (M) Ltd Sàrl and Eni New Energy Pakistan (Private) Ltd. The activities covered by the agreement include interests in eight development and production licenses in the Kithar Fold Belt, and the Middle Indus Basins and four exploration licenses in the Middle Insud and the Indus Offshore Basins. The carrying amount of assets held for sale and liabilities directly associated amounted to €114 million (of which current assets for €81 million) and €124 million (of which current liabilities for €34 million), respectively; (ii) the sale of the investment Gas Distribution Company of Thessaloniki - Thessaly SA, operating in the gas distribution business in Greece for €135 million; (iii) the sale of tangible assets for a total carrying amount of €14 million.